Putnam Sustainable Future ETF
The fund's portfolio
5/31/21 (Unaudited)

COMMON STOCKS (96.3%)(a)
	Shares	Value
Banks (2.3%)
First Republic Bank	449	$85,957

		85,957
Biotechnology (4.7%)
Exact Sciences Corp.(NON)	449	49,628
Regeneron Pharmaceuticals, Inc.(NON)	86	43,209
Seagen, Inc.(NON)	372	57,790
Vertex Pharmaceuticals, Inc.(NON)	132	27,539

		178,166
Building products (1.8%)
AZEK Co., Inc. (The)(NON)	774	33,692
Trex Co., Inc.(NON)	353	34,386

		68,078
Capital markets (2.1%)
MSCI, Inc.	171	80,050

		80,050
Chemicals (3.7%)
Diversey Holdings, Ltd.(NON)	2,025	34,182
Ecolab, Inc.	210	45,167
Ingevity Corp.(NON)	543	44,694
Zymergen, Inc.(NON)	534	17,291

		141,334
Commercial services and supplies (2.2%)
Herman Miller, Inc.	1,118	53,440
Interface, Inc.	1,719	28,088

		81,528
Containers and packaging (1.7%)
Ball Corp.	801	65,810

		65,810
Diversified consumer services (1.8%)
Chegg, Inc.(NON)	582	44,762
WW International, Inc.(NON)	554	21,772

		66,534
Diversified financial services (1.2%)
Soaring Eagle Acquisition Corp. Class A(NON)	4,445	43,872

		43,872
Diversified telecommunication services (1.1%)
Liberty Global PLC Class C (United Kingdom)(NON)	1,575	42,872

		42,872
Electric utilities (1.5%)
NextEra Energy, Inc.	753	55,135

		55,135
Electrical equipment (1.8%)
Sunrun, Inc.(NON)	1,548	69,227

		69,227
Electronic equipment, instruments, and components (2.8%)
Trimble Inc.(NON)	926	72,034
Zebra Technologies Corp. Class A(NON)	65	32,308

		104,342
Food products (3.8%)
Laird Superfood, Inc.(NON)	1,022	33,399
McCormick & Co., Inc. (non-voting shares)	677	60,294
Nomad Foods, Ltd. (United Kingdom)(NON)	1,596	48,949

		142,642
Health-care equipment and supplies (14.9%)
Cooper Cos., Inc. (The)	171	67,280
Danaher Corp.	534	136,774
DexCom, Inc.(NON)	104	38,417
Edwards Lifesciences Corp.(NON)	831	79,693
Hologic, Inc.(NON)	534	33,674
IDEXX Laboratories, Inc.(NON)	65	36,277
Insulet Corp.(NON)	152	40,990
Mesa Laboratories, Inc.	171	42,076
Nevro Corp.(NON)	266	40,086
ResMed, Inc.	228	46,934

		562,201
Health-care providers and services (1.4%)
HealthEquity, Inc.(NON)	648	53,862

		53,862
Health-care technology (2.3%)
GoodRx Holdings, Inc. Class A(NON)	792	29,391
Teladoc Health, Inc.(NON)	372	56,016

		85,407
Hotels, restaurants, and leisure (2.9%)
Chipotle Mexican Grill, Inc.(NON)	56	76,831
Vail Resorts, Inc.(NON)	104	33,996

		110,827
Interactive media and services (1.7%)
Bumble, Inc. Class A(NON)	296	14,125
Pinterest, Inc. Class A(NON)	744	48,583

		62,708
Internet and direct marketing retail (2.2%)
Etsy, Inc.(NON)	171	28,169
Stitch Fix, Inc. Class A(NON)	449	24,004
thredUP, Inc. Class A(NON)	1,320	31,139

		83,312
IT Services (4.0%)
GoDaddy, Inc. Class A(NON)	783	63,392
Mastercard, Inc. Class A	161	58,053
Snowflake, Inc. Class A(NON)	133	31,658

		153,103
Life sciences tools and services (4.0%)
Bio-Rad Laboratories, Inc. Class A(NON)	113	68,068
Thermo Fisher Scientific, Inc.	180	84,510

		152,578
Machinery (1.0%)
Fortive Corp.	530	38,436

		38,436
Mortgage real estate investment trusts (REITs) (1.2%)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(R)	908	44,683

		44,683
Pharmaceuticals (1.6%)
Zoetis, Inc.	353	62,368

		62,368
Road and rail (0.5%)
Lyft, Inc. Class A(NON)	333	19,011

		19,011
Semiconductors and semiconductor equipment (7.0%)
Applied Materials, Inc.	735	101,526
ASML Holding NV (NY Reg Shares) (Netherlands)	95	64,170
Cree, Inc.(NON)	237	23,702
NXP Semiconductors NV	237	50,107
ON Semiconductor Corp.(NON)	621	24,865

		264,370
Software (16.2%)
Adobe, Inc.(NON)	228	115,044
Ceridian HCM Holding, Inc.(NON)	420	37,573
Crowdstrike Holdings, Inc. Class A(NON)	306	67,978
DocuSign, Inc.(NON)	333	67,139
Dynatrace, Inc.(NON)	1,575	81,491
Everbridge, Inc.(NON)	399	46,883
Lightspeed POS, Inc. (Canada)(NON)	801	57,664
Nuance Communications, Inc.(NON)	783	41,421
RingCentral, Inc. Class A(NON)	237	62,205
Verra Mobility Corp.(NON)	2,743	39,088

		616,486
Textiles, apparel, and luxury goods (1.6%)
lululemon athletica, Inc. (Canada)(NON)	189	61,072

		61,072
Trading companies and distributors (1.3%)
United Rentals, Inc.(NON)	143	47,756

		47,756
TOTAL INVESTMENTS

Total investments (cost $3,612,071)		$3,643,727

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 25, 2021 (commencement of operations) through May 31, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $3,785,419.
(NON)	This security is non-income-producing.
(R)	Real Estate Investment Trust.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investmentsfor which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$105,580	$—	$—
Consumer discretionary	321,745	—	—
Consumer staples	142,642	—	—
Financials	254,562	—	—
Health care	1,094,582	—	—
Industrials	324,036	—	—
Information technology	1,138,301	—	—
Materials	207,144	—	—
Utilities	55,135	—	—

Total common stocks	3,643,727	—	—

Totals by level	$3,643,727	$—	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com